SALES AND MARKETING EXPENSES	12 Months Ended
Jun. 30, 2024
Sales And Marketing Expenses
SALES AND MARKETING EXPENSES

13. SALES AND MARKETING EXPENSES

Advertising expenses amounted to approximately $36,675 and $91,319 as of June 30, 2024, and June 30, 2023, respectively, consisting of marketing and support of our products and services, promotional and public relations expenses and management and administration expenses in support of sales and marketing.